Variable Interest Entities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entity [Line Items]
Current assets	$ 246,389	$ 180,637
Total assets	421,554	284,813
Current liabilities	395,493	345,538
Total liabilities	826,816	1,205,423
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Current assets	3,901	3,787
Noncurrent assets	2	22
Total assets	3,903	3,809
Current liabilities	274	3,265
Total liabilities	$ 274	$ 3,265